LONG-TERM INVESTMENT (Detail Textuals) - A-Best Wire Harness & Components Co., Ltd. - USD ($) $ in Millions		1 Months Ended
	Jan. 15, 2019	May 24, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Percentage of equity method investment			20.00%
Mr. Ing-Ming Lai
Related Party Transaction [Line Items]
Issuance of common stock	$ 10	$ 10
Percentage of equity method investment	20.00%	20.00%